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METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CA  92614

May 2, 2013

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company and
    MetLife Investors Variable Annuity Account One
    File Nos. 333-50540/811-05200
    (Class VA, Class AA and Class B)
    Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectuses and Statement of Additional Information ("SAI") each dated April 29, 2013, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and SAI contained in Post-Effective Amendment No. 33 for the Account filed electronically with the Commission on April 23, 2013.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Corporate Counsel
Metropolitan Life Insurance Company